Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007
Consolidated Balance Sheets
Allowance for loan losses	$ 3,756,701	4,247,326,000	3,341,046,000
TOTAL EQUITY
Common stock, par value		5,000	5,000
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued shares	386,351,693	386,351,693	386,351,693
Common stock, outstanding shares	343,028,989	343,028,989	343,028,989
Treasury stock	43,322,704	43,322,704	43,322,704	26,082